Short-term Borrowings - Summary of Short-term Borrowings (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Short Term Debt [Line Items]
Short-term borrowings	¥ 85,000
Bank Borrowings
Short Term Debt [Line Items]
Short-term borrowings	¥ 85,000